Note 10 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Contractual Obligation, Fiscal Year Maturity Schedule
FUTURE MINIMUM ANNUAL PAYMENTS APPLICABLE TO ALL NON-CANCELLABLE OPERATING LEASES AND PURCHASE OBLIGATIONS (in millions)

	Payments Due by Period
	2017	2018	2019	2020	2021	Thereafter	Total
Operating leases	$16	$12	$11	$9	$8	$70	$126
Purchase obligations	86	86	86	87	49	—	394
Total	$102	$98	$97	$96	$57	$70	$520

Environmental Exit Costs by Cost
CHANGES IN OUR ENVIRONMENTAL LIABILITIES (in millions)

	Tioga Crude Oil Pipeline Release	Other Liabilities	Total
At December 31, 2014	$25	$7	$32
Additions	24	1	25
Expenditures	(22)	(2)	(24)
At December 31, 2015	27	6	33
Additions	7	1	8
Expenditures	(18)	(1)	(19)
At December 31, 2016	$16	$6	$22